Accounts and Other Receivables (Details) - Schedule of aging of the prepayments balance - TINGO, INC. [Member] - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Accounts and Other Receivables (Details) - Schedule of aging of the prepayments balance [Line Items]
Due within one year	$ 409,434,667	$ 409,434,667
One to two years	409,434,667	409,434,667
Over two years	166,029,336	275,570,555
Total Prepayments	$ 984,898,669	1,094,439,888
Prepayments – current portion		409,434,667
Prepayments – non-current portion		$ 685,005,221